Inventory	12 Months Ended
Dec. 31, 2019
Classes of current inventories [abstract]
Inventory
Note 11 - Inventory

A.	Composition

	December 31,
	2018	2019
	NIS millions	NIS millions
Handsets	69	38
Accessories	14	8
Spare parts	11	20
	94	66

B.
In 2019, the Group tested slow moving inventory for impairment and wrote down inventory to its net realizable value by the amount of NIS 3 million (2018 - NIS 4 million). The write-down is included in Cost of revenues.